S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 11, 2026
Joseph Edelman [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Joseph Edelman Perceptive Advisors, LLC Hedge Fund Chief Executive Officer and Portfolio Manager Athira Pharma, Inc. Biotechnology Director
Adam Stone [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Adam Stone Perceptive Advisors, LLC Hedge Fund Chief Investment Officer Solid Biosciences Pharmaceuticals Director LianBio Biotechnology Interim Chief Executive Officer INDIVIDUAL ENTITY ENTITY’S BUSINESS AFFILIATION and Director Xontogeny Biotechnology Director Immatics N.V. Biotechnology Director
Michael Altman [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Michael Altman Perceptive Advisors, LLC Hedge Fund Managing Director Vensun Pharmaceuticals, Inc. Pharmaceuticals Director Vitruvius Therapeutics Pharmaceuticals Director Lyra Therapeutics Healthcare Director
Sam Cohn [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Sam Cohn Perceptive Advisors, LLC Hedge Fund Chief Financial Officer, Credit and Venture Funds
Mark C. McKenna [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Mark C. McKenna Spyre Therapeutics, Inc. Biotechnology Director Apogee Therapeutics, Inc. Chair of the board of directors McKenna Capital Partners Venture Capital Chief Investment Officer and Managing Director Arch Venture Partners Venture Capital Venture Partner New Amsterdam Pharma Biopharmaceuticals Director Mirador Therapeutics, Inc. Biotechnology Founder, Chief Executive Officer and Director Fairmount Funds Management LLC Healthcare investment firm Senior Advisor Apogee Therapeutics, Inc. Biotechnology Chairman of the board of directors
Kenneth Song [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Kenneth Song Candid Therapeutics, Inc. Biotechnology President, Chief Executive Officer and Chairman of the board of directors ElevAAte Biotech Biotechnology Director Averto Medical Inc. Medical Devices Executive Chairman of the board of directors
Harlan W. Waksal [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Harlan W. Waksal Lyra Therapeutics, Inc. Biotechnology Executive Chair and Chairperson Roadmap Capital, Inc. Venture Capital Member of Advisory Board Waksal Consulting LLC Strategic business and clinical development counsel to biotechnology companies President and Sole Proprietor